Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

In December 2024, the Company repaid the total amount of the borrowing from China Citic Bank of $5,984,952.

On December 20, 2024, all of the directors of the Company adopted resolutions authorizing the offering and sale of up to 2,500,000 ordinary units, (each, an “Ordinary Unit”) on the Nasdaq Capital Marke, with each Ordinary Unit consisting of:

(i)	one ordinary share of the Company with a par value of US$0.0005 each;

(ii)	one Series A warrant, with each Series A warrant entitling the holder thereof to purchase one Ordinary Share;

(iii)	one Series B warrant, with each Series B warrant entitling the holder thereof to purchase one Ordinary Share.

On February 5, 2025, the Company held the Annual General Meeting of Shareholders (the “Meeting”). At the Meeting, the shareholders of the Company adopted resolutions authorizing the following:

(i)	as an ordinary resolution, the authorized share capital of the Company was increased from US$50,000 divided into 100,000,000 ordinary shares of par value US$0.0005 each to US$250,000 divided into 500,000,000 ordinary shares of par value US$0.0005 each (the “Share Capital Increase”).

(ii)	as an ordinary resolution, subject to and immediately following the Share Capital Increase being effected, the Company will re-designate and re-classify its authorized share capital as follows (the “Share Capital Reorganization”):

(a) each ordinary share of par value US$0.0005 in issue immediately following the Share Capital Increase, which is expected to be 14,591,942 ordinary shares of par value US$0.0005 each, will be re-designated and re-classified into one Class A ordinary share of par value US$0.0005 each;

(b) 100,000,000 of the remaining authorized but unissued ordinary shares of par value US$0.0005 each will be re-designated and re-classified into one Class B ordinary share of par value US$0.0005 each; and

(c) each of the remaining authorized but unissued ordinary shares of par value US$0.0005 each, which is expected to be 385,408,058 ordinary shares of par value US$0.0005 each, will be re-designated and re-classified into one Class A ordinary share of par value US$0.0005 each, such that the Company’s authorized share capital will be re-designated and re-classified from US$250,000 divided into 500,000,000 ordinary shares of par value US$0.0005 each to US$250,000 divided into 400,000,000 Class A ordinary shares of par value US$0.0005 each and 100,000,000 Class B ordinary shares of par value US$0.0005 each; and

(iii)	as a special resolution, that subject to and immediately following the Share Capital Reorganization being effected, the Company will adopt amended and restated memorandum and articles of association, in the form annexed to the proxy statement, in substitution for, and to the exclusion of, the Company’s existing memorandum and articles of association, to reflect the Share Capital Increase, the Share Capital Reorganization and the terms of the Class A ordinary shares and Class B ordinary shares.

The Group has evaluated subsequent events from September 30, 2024 and through the date of issuance of the consolidated financial statements which is February 14, 2025, and did not identify any subsequent events except disclosed above that would have material financial impact or that required adjustment of the Group’s consolidated financial statements.